Trade and Other Payables	12 Months Ended
Jun. 30, 2024
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

15.    TRADE AND OTHER PAYABLES

	30 June 2024 $	30 June 2023 $
Trade payables	6,405,161	3,244,725
GEM commitment Fee Put Amount payable(i)	4,019,620
Other payables	649,269	273
Accruals	521,585	22,149
Excise tax payable	1,630,890	—
	13,226,525	3,267,148

____________

(i)      On July 4, 2023, CRML, GEM Global Yield LLC SCS (the GEM Investor or GEM Global) and GEM Yield Bahamas Ltd. (GYBL) entered into a Share Purchase Agreement (the GEM Agreement), pursuant to which the Company is entitled to draw up to $125 million of gross proceeds in exchange for ordinary shares in the Company, at a price equal to 90% of the average closing bid price of the ordinary shares on Nasdaq for a 30 day period, subject to meeting the terms and conditions of the GEM Agreement. The GEM Agreement allows CRML to access funds for general corporate purpose and working capital needs. In addition, at the closing of the Transaction, the GEM Investor was granted a warrant (the GEM Warrant) to purchase up to 1,814,797 Ordinary Shares at an exercise price of $10.71 per share (subject to adjustments described in the GEM Warrant) expiring on the 3rd anniversary of the closing of the Transaction (refer note 20). Further, in connection with the closing of the Transaction, the Company also entered into a letter agreement with the GEM Investor and GYBL to amend the GEM Agreement, pursuant to which, the Company agreed to issue ordinary shares in the Company to the GEM Investor as the “commitment fee” pursuant to the Share Purchase Agreement and, on the 61st day following the closing of the Transaction, the GEM Investor was granted the option to sell such commitment shares (equating to 122,549 shares) to the Company for US$1.875 million (the Commitment Fee Put Amount). In addition, the GEM Investor, on the first anniversary of the closing of the Transaction, was granted the right to require CRML to purchase the GEM Warrant from GEM Global in exchange for a number of ordinary shares in the Company having a value equal to US$27,200,000 (note 20). On April 29, 2024, CRML, GEM Global and GYBL entered into a second letter agreement, pursuant to which, CRML was granted the option to deliver, in lieu of the Commitment Fee Put Amount on the date upon which it was otherwise due and payable, a payment of $3,020,000 on or prior to the 120th day after the closing of the Transaction. As at 30 June 2024 the amount payable to GEM Global and GYBL by CRML comprises the Commitment Fee Put Amount of US$3,020,000 plus accrued interest of US$999,620.